OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

July 29, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Global Multi-Asset Growth Fund
File Nos. 333-203796 and 811-23052

To the Securities and Exchange Commission:

On behalf of Oppenheimer Global Multi-Asset Growth Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "Investment Company Act"), is an amendment (the "Amendment") to the Fund’s Registration Statement on Form N-1A (the "Registration Statement") initially filed on May 1, 2015 and amended on July 10, 2015.

The Amendment is marked to show changes in response to certain comments of the Commission staff, provided by phone on July 21 and 23, 2015. This filing also includes, under separate letter, our response addressing the comments of the Commission staff. Additionally, this filing contains the Fund’s initial financial statements, the consent of the Fund’s auditors, and the opinion of state local counsel regarding the issuance of the Fund’s shares.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine. In light of the Fund’s anticipated launch date, we plan to request, under a separate Request for Acceleration of Effective Date, that the Registration Statement please be declared effective on a date certain as soon as possible, subject to discussion with the Commission staff.

We would be happy to provide you with any additional information you may require or with copies of any of the materials referred to above. Please direct any communications relating to this filing to:

Taylor V. Edwards
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281
212.323.0310
tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Jay Williamson, Esq.
Kramer Levin Naftalis & Frankel LLP
Gloria J. LaFond